Cover	May 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2025
Entity File Number	333-276233
Entity Registrant Name	TRADEWINDS UNIVERSAL
Entity Central Index Key	0001916558
Entity Tax Identification Number	87-4254479
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	501 Mercury Lane
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	(855)
Local Phone Number	434-44887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false